Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Tax liabilities
Tax liabilities at beginning of fiscal year	€ 2,764	€ 10,643	€ 22,987
Additions	11,952	1,536	1,725
Additions through business combination		1,601
Utilizations	(2,199)	(11,017)	(13,477)
Releases	(60)		(592)
Tax liabilities at end of fiscal year	€ 12,457	€ 2,764	€ 10,643